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                                                 [LINCOLN FINANCIAL GROUP LOGO]

Lawrence A. Samplatsky, Esquire
Assistant Vice President and Senior Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-3833
Facsimile:  (860) 466-1778
Lawrence.Samplatsky@LFG.com

VIA EDGAR

February 5, 2008

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: LLANY Separate Account R. for Flexible Premium Variable Life
    Lincoln Life & Annuity Company of New York ("LLANY")
    File No. 811-08651; CIK: 0001055225
    Initial Registration Statement, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln SVULone 2007."

The product is most similar to the Lincoln VULone 2007 (File No. 333-1139960; 811-08557). However, the Lincoln SVULone 2007 is a second-to-die policy and is issued by Lincoln Life & Annuity Company of New York. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing any variances when compared with the Lincoln VULone 2007.

I am representing LLANY in these matters. Please contact me at (860) 466-3833 with any questions or comments about this filing.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel